Investment in equity method investees (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Investment in equity method investees
Investments in equity method investees		¥ 2,476,868		¥ 1,949,787		$ 388,675
Impairment		(132,415)		(96,624)
Share of (loss) gain of equity method investees		42,303	$ 6,638	30,015	¥ 27,182
Impairment loss for investment in affiliate		35,791		43,160	0
Amount contributed to investee		141,600
Gain on disposal of the investment		0	$ 0	57,629
Sichuan VipFubon Consumer Finance Co., Ltd [Member]
Investment in equity method investees
Investments in equity method investees		200,580
Kunshan Baowei Information Technology Limited ("Kunshan Baowei")
Investment in equity method investees
Investments in equity method investees		¥ 180,278		307,097
Percentage Sale Of Parent Equity Interest		45.00%				45.00%
Equity Interest Transferred As Percentage Of Net Asset Value		45.00%				45.00%
Equity Method Investment, Amount Sold		¥ 177,500
Equity method investment, collection of loans receivable from investee, non cash		216,000
Shenzhen Tencent Puhe Limited Partnership ("Tencent Puhe")
Investment in equity method investees
Investments in equity method investees		182,682		198,744
Sequoia Fashion and Technology Industry Fund Investment Limited Partnership ("Sequoia Fashion and Technology")
Investment in equity method investees
Investments in equity method investees		543,456		176,810
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd ("Shanxi Shan Shan")
Investment in equity method investees
Investments in equity method investees		568,066		510,117
Zhengzhou Shan Shan Outlets Shopping Mall Co., Ltd ("Zhengzhou Shan Shan")
Investment in equity method investees
Investments in equity method investees		488,687		489,034
Gansu Shan Shan Outlets Shopping Mall Co., Ltd ("Gansu Shan Shan")
Investment in equity method investees
Investments in equity method investees		161,252		166,717
Others
Investment in equity method investees
Investments in equity method investees		284,282		197,892
Gain on disposal of the investment		¥ 0		¥ 4,809	¥ 0
VipFubon [Member]
Investment in equity method investees
Equity method ownership interest percentage	49.90%
Amount contributed to investee	¥ 249,500